Income taxes - Factors affecting the taxation charge for the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Standard corporate tax rate	19.25%	20.00%	20.25%
Profit on operations before taxation	$ 11.9	$ 27.9	$ 25.6
Profit on operations at 2017 standard rate of corporation tax in the U.K. of 19.25% (2016: 20% and 2015: 20.25%)	2.3	5.6	5.2
(Income not taxable) / non-deductible expenses	0.1	0.2	2.4
Unprovided deferred income taxes	0.3	(2.9)	0.0
Foreign tax rate differences	4.3	2.7	2.6
Effect of U.S. tax reform	(6.0)	0.0	0.0
Adjustment in respect of previous years	(0.6)	0.4	(0.7)
Tax on profit on operations	0.4	$ 6.0	$ 9.5
Deferred tax credit from US tax reform	$ 6.0